Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
1
Shares Security Description Value
Common Stock - 96.0%
Austria - 0.7%
92,600 ANDRITZ AG $ 2,861,875
Belgium - 1.1%
48,270 Solvay SA, Class A 4,157,406
Canada - 3.9%
124,392 Magna International, Inc. 5,692,017
207,537 Methanex Corp. 5,060,814
93,250 The Toronto-Dominion Bank 4,317,421
15,070,252
Chile - 1.3%
373,000 Antofagasta PLC 4,926,108
China - 2.6%
2,317,000 Weichai Power Co., Ltd. 4,639,949
903,000 Zhongsheng Group Holdings, Ltd. 5,633,519
10,273,468
Colombia - 0.8%
491,900 Bancolombia SA 3,120,808
Finland - 0.7%
113,195 Valmet OYJ 2,804,277
France - 3.7%
39,900 Cie Generale des Etablissements
Michelin SCA 4,290,730
1,654 Imerys SA 61,590
54,107 IPSOS 1,354,396
142,490 Publicis Groupe SA 4,607,580
49,053 Vinci SA 4,113,271
14,427,567
Germany - 8.2%
71,500 BASF SE 4,357,492
295,842 Deutsche Telekom AG 4,956,628
95,800 Fresenius SE & Co. KGaA 4,361,412
31,300 Hannover Rueck SE 4,851,433
74,600 HeidelbergCement AG 4,576,156
77,116 LANXESS AG 4,425,797
17,700 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,494,961
32,023,879
India - 1.1%
313,240 Infosys, Ltd., ADR 4,325,844
Ireland - 0.5%
1,419,141 Greencore Group PLC 1,794,564
Shares Security Description Value
Italy - 1.0%
239,950,759 TREVI - Finanziaria Industriale
SpA
(a)
$ 3,741,692
Japan - 5.5%
133,300 Asahi Group Holdings, Ltd. 4,620,915
542,000 Daicel Corp. 3,890,333
159,900 KDDI Corp. 4,026,875
63,300 Sony Corp. 4,820,800
146,900 Sumitomo Mitsui Trust Holdings, Inc. 3,889,615
21,248,538
Norway - 3.9%
336,996 DNB ASA
(a)
4,671,518
415,637 SpareBank 1 SR-Bank ASA
(a)
3,448,974
167,854 Sparebanken Vest 1,133,723
157,100 Yara International ASA 6,054,939
15,309,154
Puerto Rico - 1.2%
125,900 Popular, Inc. 4,566,393
Singapore - 0.7%
210,135 United Overseas Bank, Ltd. 2,929,467
South Korea - 8.4%
24,000 Hyundai Mobis Co., Ltd. 4,719,966
121,700 Kia Motors Corp. 4,880,487
59,300 KT&G Corp. 4,178,128
429,315 LG Uplus Corp. 4,221,567
136,459 Samsung Electronics Co., Ltd. 6,790,863
103,000 Shinhan Financial Group Co., Ltd. 2,430,782
74,400 SK Hynix, Inc. 5,343,822
32,565,615
Sweden - 3.4%
125,200 Duni AB, Class A 1,259,570
103,203 Loomis AB 2,823,265
211,200 SKF AB, Class B 4,379,242
573,833 Svenska Handelsbanken AB,
Class A
(a)
4,826,019
13,288,096
Switzerland - 2.2%
36,444 Chubb, Ltd. 4,231,877
47,900 Novartis AG 4,155,789
8,387,666
Taiwan - 1.0%
640,000 Catcher Technology Co., Ltd. 4,010,773
Thailand - 0.5%
992,300 Siam Commercial Bank PCL 2,035,487

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Shares Security Description Value
United Kingdom - 11.7%
393,000 Amcor PLC $ 4,342,650
708,411 Babcock International Group PLC 2,288,900
154,971 Bellway PLC 4,701,217
144,100 Bunzl PLC 4,661,499
3,198,175 Cineworld Group PLC 1,683,306
107,600 Coca-Cola European Partners PLC 4,175,956
457,447 Inchcape PLC
(a)
2,600,714
18,713 Linde PLC 4,456,127
244,800 Mondi PLC 5,178,811
72,228 Next PLC 5,545,361
678,559 Signature Aviation PLC 2,091,756
2,878,962 Taylor Wimpey PLC 4,028,773
45,755,070
United States - 31.9%
10,651 AbbVie, Inc. 932,921
37,800 Alexion Pharmaceuticals, Inc.
(a)
4,325,454
82,400 ALLETE, Inc. 4,263,376
112,450 Ameris Bancorp 2,561,611
16,700 Anthem, Inc. 4,485,453
65,000 Arrow Electronics, Inc.
(a)
5,112,900
87,200 Avnet, Inc. 2,253,248
103,900 Brookline Bancorp, Inc. 898,215
14,800 Cambridge Bancorp 786,768
54,900 Capital One Financial Corp. 3,945,114
58,051 Carter's, Inc. 5,026,056
169,774 Colony Bankcorp, Inc. 1,825,070
103,276 Crocs, Inc.
(a)
4,412,983
99,900 Dime Community Bancshares, Inc. 1,129,869
162,100 Franklin Resources, Inc. 3,298,735
30,767 General Dynamics Corp. 4,259,076
167,500 Hewlett Packard Enterprise Co. 1,569,475
59,100 Ingredion, Inc. 4,472,688
86,900 Intel Corp. 4,499,682
133,463 International Bancshares Corp. 3,478,046
51,300 JPMorgan Chase & Co. 4,938,651
26,300 Laboratory Corp. of America
Holdings
(a)
4,951,501
28,000 M&T Bank Corp. 2,578,520
99,582 Marathon Petroleum Corp. 2,921,736
26,800 Microsoft Corp. 5,636,844
16,144 NextEra Energy, Inc. 4,480,929
50,700 Premier Financial Corp. 789,653
41,033 Quest Diagnostics, Inc. 4,697,868
47,954 Science Applications International
Corp. 3,760,553
316,900 Tapestry, Inc. 4,953,147
71,200 Tyson Foods, Inc., Class A 4,234,976
14,268 UnitedHealth Group, Inc. 4,448,334
Shares Security Description Value
United States - 31.9% (continued)
71,551 Verizon Communications, Inc. $ 4,256,569
171,338 Webster Financial Corp. 4,525,037
78,911 WESCO International, Inc.
(a)
3,473,662
124,184,720
Total Common Stock (Cost $396,171,989) 373,808,719
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 0.01 05/05/25 58,460
Investments, at value - 96.0% (Cost $397,173,300) $ 373,867,179
Other Assets & Liabilities, Net - 4.0% 15,465,565
Net Assets - 100.0% $ 389,332,744
ADR American Depositary Receipt
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
3
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 2,861,875 $ – $ – $ 2,861,875
Belgium 4,157,406 – – 4,157,406
Canada 15,070,252 – – 15,070,252
Chile 4,926,108 – – 4,926,108
China 10,273,468 – – 10,273,468
Colombia 3,120,808 – – 3,120,808
Finland 2,804,277 – – 2,804,277
France 14,427,567 – – 14,427,567
Germany 32,023,879 – – 32,023,879
India 4,325,844 – – 4,325,844
Ireland 1,794,564 – – 1,794,564
Italy 3,741,692 – – 3,741,692
Japan 21,248,538 – – 21,248,538
Norway 15,309,154 – – 15,309,154
Puerto Rico 4,566,393 – – 4,566,393
Singapore 2,929,467 – – 2,929,467
South Korea 32,565,615 – – 32,565,615
Sweden 13,288,096 – – 13,288,096
Switzerland 8,387,666 – – 8,387,666
Taiwan 4,010,773 – – 4,010,773
Thailand – 2,035,487 – 2,035,487
United Kingdom 45,755,070 – – 45,755,070
United States 124,184,720 – – 124,184,720
Warrants 58,460 – – 58,460
Investments at Value $ 371,831,692 $ 2,035,487 $ – $ 373,867,179